Dividends Declared	12 Months Ended
Dec. 31, 2022
Disclosure Of Dividends Per Share [abstract]
Dividends Declared	DIVIDENDS DECLARED

	United States Dollar
Figures in millions unless otherwise stated	2022	2021	2020

2021 final dividend of 260 SA cents per share (2020: 320 SA cents and 2019: 100 SA cents) declared on 17 February 2022.	153.2	190.4	84.7
2022 interim dividend of 300 SA cents was declared during 2022 (2021: 210 SA cents and 2020: 160 SA cents).	151.2	131.9	53.0
A final dividend in respect of the financial year ended 31 December 2022 of 445 SA cents per share was approved by the Board of Directors on 22 February 2023. This dividend payable is not reflected in these financial statements.

Dividends are subject to Dividend Withholding Tax.
Total dividends	304.4	322.3	137.7
Dividends per share – cents	34	36	16